Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2013:
U.S. federal	$930	$21,681	$22,611
State and local	1,609	1,165	2,774
Foreign	1,553	(4,097)	(2,544)

	$4,092	$18,749	$22,841

Year ended December 31, 2012:
U.S. federal	$—	$6,743	$6,743
State and local	823	826	1,649
Foreign	1,103	(1,253)	(150)

	$1,926	$6,316	$8,242

Year ended December 31, 2011:
U.S. federal	$—	$1,883	$1,883
State and local	1,074	1,125	2,199
Foreign	1,847	(387)	1,460

	$2,921	$2,621	$5,542

U.S. and Foreign Components of Earnings Before Income Taxes	The U.S. and foreign components of earnings before income taxes are as follows:

	2013	2012	2011
U.S.	$62,506	$17,279	$13,868
Foreign	474	(1,147)	(1,468)

Total	$62,980	$16,132	$12,400

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of significant differences between the reported amount of income tax expense and the expected amount of income tax expense that would result from applying the U.S. federal statutory income tax rate of 35 percent to income before taxes is as follows:

	2013	2012	2011
Income tax expense at U.S. federal statutory rate	$22,043	$5,646	$4,340
State and local income taxes, net of federal income tax benefit	3,585	1,541	847
Book expenses not deductible for tax purposes	1,351	1,058	746
Stock-based compensation	65	270	464
Undistributed earnings of Canadian subsidiaries (a)	—	—	(4,023)
Valuation allowance	(1,097)	(331)	382
Rate change (b)	(2,565)	49	1,743
Other differences, net	(541)	9	1,043

Income tax expense	$22,841	$8,242	$5,542

(a)	For the period ended December 31, 2011, management asserted that the undistributed earnings of our Canadian subsidiaries were permanently reinvested and a deferred tax benefit of $4,023 was recognized from the release of the December 31, 2010 deferred tax liability. In periods prior to December 31, 2011, the undistributed earnings of our Canadian subsidiaries were not designated as permanently reinvested.

(b)	In 2013, the “Tax Burden Adjustment and Redistribution Act” was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was increased to 39% from 30%. As a result, a non-cash benefit of $2,479 to income tax expense was recorded for the increase of the Puerto Rico net deferred tax asset. Also in 2013, British Columbia Bill 2 was signed into law. The enacted legislation increased the general corporate income tax rate to 11% from 10%. As a result, a non-cash benefit of $86 to income tax expense was recorded for the increase of the Canadian net deferred tax asset.

Components of Deferred Taxes

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2013	2012
Deferred tax assets:
Allowance for doubtful accounts	$2,972	$2,964
Accrued liabilities not deducted for tax purposes	37,764	35,580
Asset retirement obligation	70,166	65,994
Net operating loss carry forwards	138,865	163,597
Tax credit carry forwards	4,844	3,765
Charitable contributions carry forward	9	592

Gross deferred tax assets	254,620	272,492
Less: valuation allowance	(2,331)	(3,424)

Net deferred tax assets	252,289	269,068

Deferred tax liabilities:
Property, plant and equipment	(45,160)	(48,271)
Intangibles	(314,382)	(308,266)
Investment in partnerships	(1,519)	(1,244)

Gross deferred tax liabilities	(361,061)	(357,781)

Net deferred tax liabilities	$(108,772)	$(88,713)

Classification in the consolidated balance sheets:
Current deferred tax assets	$10,378	$10,817
Current deferred tax liabilities	—	—
Noncurrent deferred tax assets	—	—
Noncurrent deferred tax liabilities	(119,150)	(99,530)

Net deferred tax liabilities	$(108,772)	$(88,713)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance as of December 31, 2011	$135
Additions for tax positions related to current year	3
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(63)
Settlements	—

Balance as of December 31, 2012	$75
Additions for tax positions related to current year	1
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(41)
Settlements	—

Balance as of December 31, 2013	$35

LAMAR MEDIA CORP [Member]
Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2013:
U.S. federal	$930	$21,798	$22,728
State and local	1,609	1,184	2,793
Foreign	1,553	(4,097)	(2,544)

	$4,092	$18,885	$22,977

Year ended December 31, 2012:
U.S. federal	$—	$6,859	$6,859
State and local	824	820	1,644
Foreign	1,103	(1,253)	(150)

	$1,927	$6,426	$8,353

Year ended December 31, 2011:
U.S. federal	$—	$2,007	$2,007
State and local	1,075	1,295	2,370
Foreign	1,847	(386)	1,461

	$2,922	$2,916	$5,838

U.S. and Foreign Components of Earnings Before Income Taxes	The U.S. and foreign components of earnings before income taxes are as follows:

	2013	2012	2011
U.S.	$62,841	$17,615	$14,226
Foreign	474	(1,147)	(1,468)

Total	$63,315	$16,468	$12,758

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of significant differences between the reported amount of income tax expense and the expected amount of income tax expense that would result from applying the U.S. federal statutory income tax rate of 35 percent to income before taxes is as follows:

	2013	2012	2011
Income tax expense at U.S. federal statutory rate	$22,160	$5,764	$4,465
State and local income taxes, net of federal income tax benefit	3,601	1,557	865
Book expenses not deductible for tax purposes	1,351	1,058	746
Stock-based compensation	65	270	464
Amortization of non-deductible goodwill	—	—	1
Undistributed earnings of Canadian subsidiaries (a)	—	—	(4,023)
Valuation allowance	(1,094)	(354)	382
Rate Change (b)	(2,565)	49	1,743
Other differences, net	(541)	9	1,195

Income tax expense	$22,977	$8,353	$5,838

(a)	In periods prior to December 31, 2011, the undistributed earnings of our Canadian subsidiaries were not designated as permanently reinvested. For the period ended December 31, 2011, management asserted that the undistributed earnings of our Canadian subsidiaries were permanently reinvested and a deferred tax benefit of $4,023 was recognized from the release of the December 31, 2010 deferred tax liability.
(b)	In 2013, the “Tax Burden Adjustment and Redistribution Act” was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was increased to 39% from 30%. As a result, a non-cash benefit of $2,479 to income tax expense was recorded for the increase of the Puerto Rico net deferred tax asset. Also in 2013, British Columbia Bill 2 was signed into law. The enacted legislation increased the general corporate income tax rate to 11% from 10%. As a result, a non-cash benefit of $86 to income tax expense was recorded for the increase of the Canadian net deferred tax asset.

Components of Deferred Taxes

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2013	2012
Deferred tax assets:
Allowance for doubtful accounts	$2,972	$2,964
Accrued liabilities not deducted for tax purposes	37,764	35,580
Asset retirement obligation	70,166	65,994
Net operating loss carry forwards	89,496	114,361
Tax credit carry forwards	19,615	18,537
Charitable contributions carry forward	9	592

Gross deferred tax assets	220,022	238,028
Less: valuation allowance	(1,760)	(2,851)

Net deferred tax assets	218,262	235,177

Deferred tax liabilities:
Property, plant and equipment	(45,160)	(48,271)
Intangibles	(313,746)	(307,630)
Investment in partnerships	(1,519)	(1,244)

Gross deferred tax liabilities	(360,425)	(357,145)

Net deferred tax liabilities	$(142,163)	$(121,968)

Classification in the consolidated balance sheets:
Current deferred tax assets	$10,378	$10,817
Current deferred tax liabilities	—	—
Noncurrent deferred tax assets	—	—
Noncurrent deferred tax liabilities	(152,541)	(132,785)

Net deferred tax liabilities	$(142,163)	$(121,968)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance as of December 31, 2011	$135
Additions for tax positions related to current year	3
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(63)
Settlements	—

Balance as of December 31, 2012	$75
Additions for tax positions related to current year	1
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(41)
Settlements	—

Balance as of December 31, 2013	$35